Other liabilities - Share-based payment arrangements (Details) - Ferroglobe PLC Equity Incentive Plan											12 Months Ended
	Sep. 09, 2021 USD ($) Y $ / shares	Dec. 16, 2020 USD ($) Y $ / shares	Mar. 13, 2019 USD ($) Y $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) Y $ / shares	Jul. 01, 2017 Y	Jun. 20, 2017 USD ($) Y $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) Y $ / shares	May 29, 2016	Dec. 31, 2021 USD ($) EquityInstruments Y $ / shares	Dec. 31, 2020 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											4,359,436	3,411,974
Service condition										3 years	3 years
Percentage of share price											40.00%
Percentage of operating (loss) profit											30.00%
Percentage of net cash flow											30.00%
Number of options with no performance obligations											71,608	86,573
Number of options with performance conditions											4,287,828	3,325,401
Weighted average fair value of share options granted	$ 8.83	$ 1.23	$ 2.69		$ 22.56		$ 1,590	$ 16.77	$ 11.81
Grant date share price | $ / shares	$ 8.57	$ 1.61	$ 2.44		$ 15.19		$ 1,050	$ 10.96	$ 11.81
Exercise price | $ / shares	$ 0.01	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0		$ 8.83	$ 1.23
Expected volatility	104.75%	91.30%	53.54%		49.86%		43.15%	43.09%	44.83%
Option life | Y	2.31	4.00	3.00		3.00	3.00	3.00		3.00		8.37	11.93
Risk-free interest rate	0.28%	0.27%	2.40%		2.48%		1.52%	1.44%	1.39%
Performance period remaining at grant date	2 years 3 months 21 days	4 years 14 days	2 years 9 months 21 days		2 years 9 months 10 days		2 years 6 months 10 days	2 years 6 months 29 days	2 years 1 month 6 days		3 years
Company TSR at grant date			(48.10%)		2.10%		(0.30%)	4.00%	40.00%
Median comparator group TSR at grant date			(4.80%)		(6.20%)		(7.20%)	(3.70%)	56.40%
Median index TSR at grant date			10.90%		(8.40%)		0.60%	4.80%	45.70%
Share based compensation expense											$ 3,627,000	$ 2,017,000
Weighted average share price at the date of exercise for stock options exercised | $ / shares											$ 5.28
Grant date of September 9, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											1,307,934
Weighted average fair value of share options granted											$ 8.83
Exercise price | $ / shares
Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											1,411,271	1,411,271
Weighted average fair value of share options granted											$ 1.23
Exercise price | $ / shares
Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											1,184,441	1,184,441
Weighted average fair value of share options granted											$ 2.69
Exercise price | $ / shares
Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											70,774	85,739
Weighted average fair value of share options granted				$ 9.34
Exercise price | $ / shares
Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											136,434	263,153
Weighted average fair value of share options granted					$ 22.56
Exercise price | $ / shares
Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												17,342
Weighted average fair value of share options granted							$ 15.90
Exercise price | $ / shares
Grant date of June 1, 2017 two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											834	834
Weighted average fair value of share options granted											$ 10.96
Exercise price | $ / shares
Grant date of June 1, 2017 one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											168,469	304,811
Weighted average fair value of share options granted								$ 16.77
Exercise price | $ / shares
Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments											79,279	144,383
Weighted average fair value of share options granted									$ 16.66
Exercise price | $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent											0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent											200.00%